CONVERTIBLE NOTES (Details - Derivative liability) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Oct. 31, 2024
Offsetting Assets [Line Items]
Fair value of derivative liability	$ 0	$ 1,041,484	$ 501,824
Derivative Liability [Member]
Offsetting Assets [Line Items]
Fair value of derivative liability	$ 0	$ 1,041,484